Other Charges (Recoveries) (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Other Operating Expense

		Year ended December 31
	Note	2017	2018	2019
Restructuring charges (a)		$28.9	$35.4	$37.9
Losses on pension and non-pension post-employment benefit plans (b)	19	1.9	—	4.1
Transition Costs (Recoveries) (c)	7	1.6	13.2	(95.8)
Credit Facility-related charges (d)		—	1.2	2.0
Acquisition Costs and other (e)		4.6	11.2	1.9
		$37.0	$61.0	$(49.9)

Disclosure of Detailed Information about Restructuring and Related Costs	Our restructuring charges for the years indicated were comprised of the following:

	Year ended December 31
	2017	2018	2019
Cash charges	$25.1	$35.2	$28.1
Non-cash charges	3.8	0.2	9.8
	$28.9	$35.4	$37.9